Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-37 of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Natural Resources Fund	Dreyfus Natural Resources Fund - Class A		Dreyfus Natural Resources Fund - Class B	Dreyfus Natural Resources Fund - Class C	Dreyfus Natural Resources Fund - Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	4.00%	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Natural Resources Fund	Dreyfus Natural Resources Fund - Class A	Dreyfus Natural Resources Fund - Class B	Dreyfus Natural Resources Fund - Class C	Dreyfus Natural Resources Fund - Class I
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) fees	none	0.75%	0.75%	none
Other expenses (including shareholder services fees)	1.04%	1.09%	1.05%	0.75%
Total annual fund operating expenses	1.79%	2.59%	2.55%	1.50%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The ten-year example for Class B assumes conversion of Class B to Class A at the end of the sixth year following the date of purchase. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Natural Resources Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus Natural Resources Fund - Class A	746	1,106	1,489	2,559
Dreyfus Natural Resources Fund - Class B	662	1,105	1,575	2,551
Dreyfus Natural Resources Fund - Class C	358	793	1,355	2,885
Dreyfus Natural Resources Fund - Class I	153	474	818	1,791

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Natural Resources Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Dreyfus Natural Resources Fund - Class A	746	1,106	1,489	2,559
Dreyfus Natural Resources Fund - Class B	262	805	1,375	2,551
Dreyfus Natural Resources Fund - Class C	258	793	1,355	2,885
Dreyfus Natural Resources Fund - Class I	153	474	818	1,791

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
58.38% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its assets in stocks of companies in the natural resources and natural resources related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources. The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market capitalization. The fund typically will invest in equity securities of U.S.-based companies, but may invest up to 45% of its total assets in foreign securities, including emerging market securities.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Natural resources sector risk. Investments in the natural resources and related sectors may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors.

Securities of companies within specific natural resources sectors can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund's performance may be more sensitive to developments which affect those sectors emphasized by the fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

o Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class A shares from year to year.  Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A Shares

Best Quarter Q2, 2008: 27.43%  Worst Quarter Q3, 2008: -38.26%

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus Natural Resources Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500® Index reflects no deduction for fees, expenses or taxes	15.08%	2.29%	4.63%	Oct 31, 2003
S&P North American Natural Resources Sector Index	S&P North American Natural Resources Sector Index reflects no deduction for fees, expenses or taxes	23.88%	8.99%	16.64%	Oct 31, 2003
Dreyfus Natural Resources Fund - Class A	Class A returns before taxes	13.57%	5.47%	14.23%	Oct 31, 2003
Dreyfus Natural Resources Fund - Class A After Taxes on Distributions	Class A returns after taxes on distributions	13.57%	5.08%	13.51%	Oct 31, 2003
Dreyfus Natural Resources Fund - Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	8.82%	4.68%	12.40%	Oct 31, 2003
Dreyfus Natural Resources Fund - Class B	Class B returns before taxes	15.52%	5.56%	14.44%	Oct 31, 2003
Dreyfus Natural Resources Fund - Class C	Class C returns before taxes	18.60%	5.94%	14.34%	Oct 31, 2003
Dreyfus Natural Resources Fund - Class I	Class I returns before taxes	20.93%	7.02%	15.51%	Oct 31, 2003

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	DREYFUS OPPORTUNITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001111178
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2011
ProspectusDate	rr_ProspectusDate	Feb 1, 2011
Dreyfus Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-37 of the fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
58.38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.38%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The ten-year example for Class B assumes conversion of Class B to Class A at the end of the sixth year following the date of purchase. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its assets in stocks of companies in the natural resources and natural resources related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources. The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market capitalization. The fund typically will invest in equity securities of U.S.-based companies, but may invest up to 45% of its total assets in foreign securities, including emerging market securities.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	To pursue its goal, the fund normally invests at least 80% of its assets in stocks of companies in the natural resources and natural resources related sectors.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Natural resources sector risk. Investments in the natural resources and related sectors may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors.

Securities of companies within specific natural resources sectors can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund's performance may be more sensitive to developments which affect those sectors emphasized by the fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

o Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's Class A shares from year to year.  Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Year-by-Year Total Returns as of 12/31 each year (%) Class A Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter Q2, 2008: 27.43%  Worst Quarter Q3, 2008: -38.26%

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none [1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	746
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,106
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,489
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,559
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	746
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,489
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,559
Annual Return 2004	rr_AnnualReturn2004	28.00%
Annual Return 2005	rr_AnnualReturn2005	34.79%
Annual Return 2006	rr_AnnualReturn2006	12.08%
Annual Return 2007	rr_AnnualReturn2007	43.75%
Annual Return 2008	rr_AnnualReturn2008	(49.89%)
Annual Return 2009	rr_AnnualReturn2009	42.35%
Annual Return 2010	rr_AnnualReturn2010	20.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLDBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	662
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,105
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,575
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,551
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	805
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,551
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLDCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	358
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	793
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,885
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	793
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,885
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLDRX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Dreyfus Natural Resources Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Dreyfus Natural Resources Fund | S&P North American Natural Resources Sector Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P North American Natural Resources Sector Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.